INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred tax expense		$ 877,000
State and City deferred income taxes	18,000	469,000
Operating loss carryforwards		121,103
Increased in deferred tax asset		145,000
Increase in deferred tax liabilities		641,000
Deferred taxes unrealized gain (loss) on available-for-sale securities		27,000
Current federal income tax provision benefit		$ 41,175